S000057700 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	91 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	13.84%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	18.72%
ClearBridge Large Cap Growth ESG ETF
Prospectus [Line Items]
Average Annual Return, Percent	26.45%	15.54%	16.50%
Performance Inception Date			May 22, 2017
ClearBridge Large Cap Growth ESG ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.39%	15.33%	16.23%
Performance Inception Date			May 22, 2017
ClearBridge Large Cap Growth ESG ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.69%	12.50%	13.67%
Performance Inception Date			May 22, 2017